Performance Management	Jul. 01, 2026
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus. The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and additional indices that reflect the market sectors in which the Fund invests. Returns of the ETF Class shares of the Fund may vary from the returns of the Class I shares to the extent the expenses of the share classes differ. The ETF Class shares are generally expected to have expenses that are the same as or lower than Class I. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/etfs-landing/resources/literature/ or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A and Class Z shares are January 2, 1997, January 2, 2001, and September 30, 2019, respectively. Performance of Class Z shares prior to September 30, 2019 reflects the historical performance of the Fund’s original share class (Class I).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance One Year or Less [Text]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
Performance Additional Market Index [Text]	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and additional indices that reflect the market sectors in which the Fund invests.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2026 was 6.74%. During the period shown in the bar chart, the highest return for a quarter was 43.41% (quarter ended December 31, 2020) and the lowest return for a quarter was -47.74% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(1)(for the periods ended December 31, 2025)	[1]
Performance Table Does Reflect Sales Loads	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and additional indices that reflect the market sectors in which the Fund invests.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://www.hwcm.com/etfs-landing/resources/literature/
Performance Availability Phone [Text]	1-866-493-8637
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	6.74%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	43.41%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(47.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows the changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus. The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Returns of the ETF Class shares of the Fund may vary from the returns of the Class I shares to the extent the expenses of the share classes differ. The ETF Class shares are generally expected to have expenses that are the same as or lower than Class I. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/etfs-landing/resources/literature/ or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I and Class A shares are December 31, 2012 and August 30, 2013, respectively. Performance of Class A shares prior to August 30, 2013 reflects the historical performance of the Fund’s original share class (Class I) adjusted to reflect the higher operating expenses and sales charge of Class A shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance One Year or Less [Text]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
Bar Chart Does Not Reflect Sales Loads [Text]
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows the changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2026 was -3.19%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 32.15% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -36.13% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(1)(for the periods ended December 31, 2025)	[2]
Performance Table Does Reflect Sales Loads	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://www.hwcm.com/etfs-landing/resources/literature/
Performance Availability Phone [Text]	1-866-493-8637
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	(3.19%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	32.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(36.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares, a mutual fund class of shares of the Fund not offered in this Prospectus. The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1,5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. Returns of the ETF Class shares of the Fund may vary from the returns of the Class I shares to the extent the expenses of the share classes differ. The ETF Class shares are generally expected to have expenses that are the same as or lower than Class I. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/etfs-landing/resources/literature/ or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).
The inception date for the Fund’s Class I shares is December 31, 2015.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance One Year or Less [Text]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
Performance Additional Market Index [Text]	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1,5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares, a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2026 was 1.76%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 30.35% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -36.78% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(1)(for the periods ended December 31, 2025)	[3]
Performance Table Does Reflect Sales Loads	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1,5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://www.hwcm.com/etfs-landing/resources/literature/
Performance Availability Phone [Text]	1-866-493-8637
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	1.76%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	30.35%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(36.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Hotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows the Fund’s performance for Class I shares, a mutual fund class of shares of the Fund not offered in this Prospectus. The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. Returns of the ETF Class shares of the Fund may vary from the returns of the Class I shares to the extent the expenses of the share classes differ. The ETF Class shares are generally expected to have expenses that are the same as or lower than Class I. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/etfs-landing/resources/literature/ or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance One Year or Less [Text]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
Performance Additional Market Index [Text]	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows the Fund’s performance for Class I shares, a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2026 was 0.59%. During the period shown in the bar chart, the highest return for a calendar quarter was 18.60% (quarter ended December 31, 2022) and the lowest return for a calendar quarter was -12.35% (quarter ended June 30, 2022).

Performance Table Heading	Average Annual Total Returns(1)(for the periods ended December 31, 2025)	[4]
Performance Table Does Reflect Sales Loads	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://www.hwcm.com/etfs-landing/resources/literature/
Performance Availability Phone [Text]	1-866-493-8637
Hotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	0.59%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	18.60%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(12.35%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus. The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. Returns of the ETF Class shares of the Fund may vary from the returns of the Class I shares to the extent the expenses of the share classes differ. The ETF Class shares are generally expected to have expenses that are the same as or lower than Class I. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/etfs-landing/resources/literature/ or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).
The inception dates for the Fund’s Class I, Class A, Class C and Class Z shares are December 31, 2002, December 31, 2002, August 28, 2003 and September 30, 2019, respectively. Performance of Class Z shares prior to September 30, 2019 reflects the historical performance of the Fund’s original share class (Class I).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance One Year or Less [Text]	(1)As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
Performance Additional Market Index [Text]	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2026 was -0.07%. During the period shown in the bar chart, the highest return for a quarter was 29.15% (quarter ended December 31, 2020) and the lowest return for a quarter was -32.99% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(1)(for the periods ended December 31, 2025)	[5]
Performance Table Does Reflect Sales Loads	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://www.hwcm.com/etfs-landing/resources/literature/
Performance Availability Phone [Text]	1-866-493-8637
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	(0.07%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	29.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(32.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus. The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests. Returns of the ETF Class shares of the Fund may vary from the returns of the Class I shares to the extent the expenses of the share classes differ. The ETF Class shares are generally expected to have expenses that are the same as or lower than Class I. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://www.hwcm.com/etfs-landing/resources/literature/ or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A and Class Z shares are March 31, 2009, May 29, 2009, and March 29, 2018, respectively. Performance figures prior to the inception date of the Class Z shares reflect the historical performance of the Fund’s original share class (Class I).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance One Year or Less [Text]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
Performance Additional Market Index [Text]	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Bar Chart Does Not Reflect Sales Loads [Text]
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Class shares of the Fund are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns), a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2026 was -0.94%. During the period shown in the bar chart, the highest return for a calendar quarter was 10.22% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -17.19% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(1)(for the periods ended December 31, 2025)	[6]
Performance Table Does Reflect Sales Loads	The table, which includes all applicable fees and sales charges, shows how the Fund’s mutual fund class shares average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and an additional index that reflects the market sectors in which the Fund invests.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are tax-exempt or who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://www.hwcm.com/etfs-landing/resources/literature/
Performance Availability Phone [Text]	1-866-493-8637
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	(0.94%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	10.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(17.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
[2]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
[3]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
[4]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.
[5]
(1)As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.

[6]	As of December 31, 2025, the ETF Class shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s mutual fund class of shares not offered in this Prospectus. Returns for the ETF Class shares and mutual fund class shares may vary due to differences in their expenses.